Fortis Mutual Funds
Prospectus Supplement Dated February 5, 2001

Fortis Advantage Portfolios, Inc.       Fortis Income
Portfolios, Inc.
  High Yield Portfolio          U.S. Gov't Securities
Fund
  Asset Allocation Portfolio    Strategic Income Fund
  Capital Appreciation Portfolio

Fortis Equity Portfolios, Inc.  Fortis Tax-Free
Portfolios, Inc.
  Value Fund                    Tax-Free Minnesota
Portfolio
  Growth & Income Fund          Tax-Free National
Portfolio
  Capital Fund

Fortis Growth Fund, Inc.      Fortis Worldwide
Portfolios, Inc.
                                Global Growth Portfolio
Fortis Money Portfolios, Inc.   International Equity
Portfolio
     Money Fund

This supplement updates certain information contained in the following prospectuses:

-    Fortis Bond Funds Prospectus, dated December 1,
2000
-    Fortis Stock Funds Prospectus, dated January 1,
2001
-    Fortis Money Fund Prospectus, dated February 1,
2001
-    Fortis Tax-Free Funds Prospectus, dated February
1, 2001
-    Fortis Worldwide Portfolios Prospectus, dated
March 1, 2000

Please read the information below carefully. You should attach this supplement to the applicable fund prospectus referred to above.

- The following information supplements the section of the prospectus entitled "Investment Adviser."

On January 25, 2001, Fortis, Inc. agreed to sell (the
     "Sale") all of the stock in its
wholly owned subsidiary, Fortis Advisers, Inc. ("Fortis
     Advisers") to Hartford
Life and Accident Insurance Company ("Hartford Life"),
     a subsidiary of Hartford
Financial Services Group, Inc.  ("The Hartford").  The
     Hartford is a leading
insurance and financial services company.  The Sale is
     subject to the satisfaction
of various conditions.  Upon completion of the Sale,
     The Hartford will
own and control Fortis Advisers and its subsidiaries,
     including Fortis Investors,
Inc.  ("Fortis Investors").  Fortis Advisers is the
     investment adviser for the Fortis
Funds (the "Funds"), and Fortis Investors is the
     principal distributor of the Funds.
The Funds expect to enter into new investment advisory
     and subadvisory
agreements, and new distribution agreements as a result
     of the Sale.  These
changes will require approvals by the Funds' boards of
     directors and shareholders
to the extent required by law.